INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit
The components of income tax expense (benefit) consisted of the following (in millions):

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Current
Federal (1)	$87.2	$9.0	$54.0
State (2)	49.2	(6.7)	26.5
Foreign	2.3	0.3	49.8

Total Current	138.7	2.6	130.3
Deferred
Federal	(14.1)	(77.9)	(807.7)
State	(1.1)	(3.6)	(216.6)
Foreign	9.3	—	(69.8)

Total Deferred	(5.9)	(81.5)	(1,094.1)

Income tax expense (benefit)	$132.8	$(78.9)	$(963.8)

Schedule of Effective Income Tax Rate Reconciliation
The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to income (loss) before income taxes was attributable to the following (in millions):

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Income tax expense (benefit) at federal statutory rate	$125.8	$11.0	$(301.5)
State income taxes, net of federal benefit	32.3	0.7	(39.8)
Change in valuation allowance	(7.2)	(3.3)	(218.0)
Tax Cuts and Jobs Act	—	(56.9)	(430.4)
Unrecognized tax benefits	7.7	(16.2)	(36.5)
Member loss	—	—	83.1
Charitable donations	(6.9)	(4.4)	—
Tax Credits	(23.5)	(10.8)	(9.1)
CVR liability adjustment	—	—	(20.3)
Reorganization of limited liability companies	—	—	46.7
Nondeductible equity-based compensation expense	1.0	3.8	1.6
Other	3.6	(2.8)	(39.6)

Income tax expense (benefit)	$132.8	$(78.9)	$(963.8)

Schedule of Valuation Allowance Activity
The valuation allowance activity on deferred tax assets was as follows (in millions):

	February 29, 2020	February 23, 2019	February 24, 2018
Beginning balance	$139.5	$134.9	$387.6
Additions charged to income tax expense	3.5	3.5	141.0
Reductions credited to income tax expense	(10.7)	(6.8)	(359.0)
Changes to other comprehensive income or loss and other	2.8	7.9	(34.7)

Ending balance	$135.1	$139.5	$134.9

Schedule of Deferred Tax Assets and Liabilities	The Company’s deferred tax assets and liabilities consisted of the following (in millions):

	February 29, 2020	February 23, 2019
Deferred tax assets:
Compensation and benefits	$135.7	$132.0
Net operating loss	117.0	165.9
Pension & postretirement benefits	235.5	195.6
Reserves	24.7	1.5
Self-Insurance	263.5	259.7
Tax credits	41.7	64.2
Lease obligations	1,728.2	192.5
Other	119.1	58.7

Gross deferred tax assets	2,665.4	1,070.1
Less: valuation allowance	(135.1)	(139.5)

Total deferred tax assets	2,530.3	930.6
Deferred tax liabilities:
Debt discounts	15.6	62.8
Depreciation and amortization	1,249.1	1,068.6
Inventories	346.8	346.5
Operating lease assets	1,521.7	—
Other	10.9	14.1

Total deferred tax liabilities	3,144.1	1,492.0

Net deferred tax liability	$(613.8)	$(561.4)

Noncurrent deferred tax asset	$—	$—
Noncurrent deferred tax liability	(613.8)	(561.4)

Total	$(613.8)	$(561.4)

Schedule of Unrecognized Tax Benefits
Changes in the Company’s unrecognized tax benefits consisted of the following (in millions):

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Beginning balance	$376.2	$356.0	$418.0
Increase related to tax positions taken in the current year	0.9	1.6	65.4
Increase related to tax positions taken in prior years	3.0	35.1	4.6
Decrease related to tax position taken in prior years	(2.2)	(0.4)	(70.0)
Decrease related to settlements with taxing authorities	(4.1)	(8.3)	(17.5)
Decrease related to lapse of statute of limitations	—	(7.8)	(44.5)

Ending balance	$373.8	$376.2	$356.0